STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		116 Months Ended	125 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Jul. 31, 2012
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 508,481	$ 1,863,343	$ 1,863,343
Research & Development Expenses	1,331,415	1,958,518	5,760,158	6,392,919	8,078,901	4,904,298	23,156,740	28,916,898
General & Administrative Expenses	2,251,725	1,638,287	4,297,110	3,581,888	4,939,935	3,530,198	21,179,833	25,476,943
Total Operating expenses	3,583,140	3,596,805	10,057,268	9,974,807	13,018,836	8,434,496	44,336,573	54,393,841
Loss from Operations	3,583,140	(3,596,805)	(10,057,268)	(9,974,807)	(13,018,836)	(7,926,015)	(42,473,230)	(52,530,498)
Other Income (expense):
Interest expense	(1,045,297)	(1,769,974)	(4,241,805)	(2,721,020)	(4,698,983)	(3,814,863)	(10,449,337)	(14,691,142)
Other Income	25,375	(4,004)	25,715	53,603	(45,700)	80,161	280,918	273,422
(Loss) on note retirement	(932,421)	(115,396)	(2,173,491)	(109,492)	(461,595)	123,963	1,194,845	(978,646)
Write-off of intangible assets					(33,211)	0	(33,211)
Net changes in fair value of common stock warrant liability and embedded derivative liability	2,430,914	9,127,394	6,020,434	7,134,709	9,763,113	445,576	14,411,686	20,432,120
Net (Loss) Income before benefits for income taxes	(3,104,569)	3,641,215	(10,426,415)	(5,617,007)	(8,495,212)	(11,091,178)	(37,068,329)	(47,494,744)
Income tax benefit	0	0	346,787	379,472	379,472	278,978	1,580,473	1,927,260
Net Income (Loss)	(3,104,569)	3,641,215	(10,079,628)	(5,237,535)	(8,115,740)	(10,812,200)	(35,487,856)	(45,567,484)
Dividends attributable to preferred shares	185,000	185,000	555,000	1,353,686	1,538,686	0	1,582,570	2,137,570
Net Income (Loss) applicable to Common Stock	$ (3,289,569)	$ 3,456,215	$ (10,634,628)	$ (6,591,221)	$ (9,654,426)	$ (10,812,200)	$ (37,070,426)	$ (47,705,054)
Net Income (Loss) per share, basic (in dollars per share)	$ (0.01)	$ 0.02	$ (0.03)	$ (0.03)	$ (0.04)	$ (0.07)
Net Income (Loss) per share, diluted (in dollars per share)	$ (0.01)	$ 0.01	$ (0.03)	$ (0.03)	$ (0.04)	$ (0.07)
Weighted average number of shares outstanding, basic (in shares)	346,851,744	228,375,277	298,430,345	212,269,995	222,918,519	150,928,808
Weighted average number of shares outstanding, diluted (in shares)	346,851,744	300,847,826	298,430,345	212,388,256	222,918,519	150,928,808